Lease liabilities	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Lease liabilities

14.	Lease liabilities

The Company has leases for manufacturing facilities, office space, and warehouse. The lease liabilities consist of leases of buildings. The leases have been discounted using interest rates between 3.42% - 6.76%.

	December 31,
	2024	2023
	$	$
Balance – Beginning of year	1,698	1,932
Acquisition of Aeterna (note 5)	201	-
Additions	992	-
Interest paid as charged to net loss as other finance costs	87	95
Payment against lease liabilities	(421)	(370)
Modification of lease liability	(106)	-
Impact of foreign exchange rate changes	(141)	41
Balances – End of the year	2,310	1,698
Current lease liabilities	271	299
Non-current lease liabilities	2,039	1,399

Future lease payments as of December 31, 2024, are as follows:

Amount
$
Less than 1 year	395
1 – 3 years	619
4 – 5 years	604
1,618

In November 2024, the Company exercised extension options on two facility leases, extending each for five years. This resulted in a $992 increase to both the lease liability and a corresponding increase in the right-of-use asset for buildings (Note 11). This non-cash transaction is excluded from the Statement of Cash Flows.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)